Disaggregated Revenues - Schedule of Revenue Information above is Based on the Locations (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total Long-lived assets	$ 495,107	$ 446,004	$ 506,343	$ 592,378
HK SAR [Member]
Disaggregation of Revenue [Line Items]
Total Long-lived assets	260	584
Kyrgyzstan [Member]
Disaggregation of Revenue [Line Items]
Total Long-lived assets			22,513	20,835
Cambodia [Member]
Disaggregation of Revenue [Line Items]
Total Long-lived assets	132,414	137,472	229,085	332,799
Thailand [Member]
Disaggregation of Revenue [Line Items]
Total Long-lived assets	$ 362,433	$ 307,948	$ 254,745	$ 238,744